Employee benefit obligation	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Employee benefit obligation	Employee benefit obligation
The Company’s employee benefit obligation relates to an employee severance indemnity, which is mandatory pursuant to the Italian Civil Code and obligates the employer to pay deferred compensation based on the employees’ years of service and the compensation earned by the employee during the service period. From January 1, 2007, Italian law gives an employee the choice of directing his or her entitlement either to a supplementary pension fund or to leave the severance indemnity as an obligation to the Company. The liability is calculated by an external actuary using the projected unit credit method.

The carrying value of the benefit obligation as at December 31, 2023 and 2022 is:

	2023	2022
	$	$
Balance - January 1	2,423	2,560
Increases
Provision for the year	746	602
Actuarial (gain) loss	330	(252)
Interest expense	85	22
Reductions
Payments	(402)	(372)
Effects of foreign exchange	103	(137)
Balance - December 31	3,285	2,423

The change in liability was recognized in statement of income (loss) and comprehensive loss as follows:

	2023	2022
	$	$
Cost recognized in profit or loss
Current period cost	746	602
Interest cost on defined benefit obligation	85	22
Remeasurement loss recognized in OCI	330	(252)
Annual weighted average assumptions
Discount rate	3.17%	3.77%
Price inflation	2.50%	3.00%

A decrease of 50 basis points in the discount rate would result in an increase of the liability by $217; a corresponding increase in basis points would result in a reduction of liability by $237.

A decrease of 50 basis points of price inflation would result in reduction of the liability by $94; a corresponding increase in basis points would result in an increase of liability by $95.
Employee compensation
The total employee compensation comprising salaries and benefits, inclusive of tax credits, and excluding share-based compensation for the year ended December 31, 2023 was $108,672 (2022 - $90,268).
Employee compensation costs were included in the following expenses for the year ended December 31:

	December 31,
	2023	2022
	$	$
Cost of revenue	18,305	16,104
General and administrative	15,494	13,508
Sales and marketing	47,997	41,727
Research and development	26,876	18,929
	108,672	90,268
Investment tax credits included as a reduction in research and development costs for the year ended December 31, 2023 were $286 (2022 - $891).